EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
(Loss) earnings available to common shareholders	$ (42)	$ 371
Common shares (millions):
Weighted average number of common shares outstanding	81.8	86.5
Dilutive stock options (in shares)	0.0	0.4
Diluted number of common shares	81.8	86.9
(Loss) earnings per common share:
Basic (in dollars per share)	$ (0.51)	$ 4.29
Diluted (in dollars per share)	$ (0.51)	$ 4.27